Financial risk management - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Maturity Analysis For Derivative And NonDerivative Financial Liabilities [Line Items]
Cash and cash equivalents	$ 1,291		$ 783	$ 617	$ 932
Undrawn availability	247
Non-derivative financial liabilities
Carrying amount, Lease liabilities		$ (390)
Carrying amount, Borrowings, including interest	(10,640)		(11,035)	$ (11,389)
Commodity and foreign currency derivatives:
Carrying amount, Total	(12,032)		(12,261)
Liquidity risk
Non-derivative financial liabilities
Carrying amount, Trade and other payables	(975)		(1,163)
Trade and other payables	(839)		(1,015)
Carrying amount, Lease liabilities	(376)
Lease liabilities	(453)
Carrying amount, Borrowings, including interest	(10,640)		(11,035)
Borrowings, including interest	(12,127)		(13,406)
Carrying amount, Non-derivative financial liabilities	(11,991)		(12,198)
Non-derivative financial liabilities	(13,419)		(14,421)
Commodity and foreign currency derivatives:
Carrying amount, Derivative financial assets (liabilities)	(4)		(17)
Derivative financial assets (liabilities)	(4)		(17)
Carrying amount, Total	(11,995)		(12,215)
Total	(13,423)		(14,438)
Liquidity risk | Commodity and foreign currency derivatives:
Commodity and foreign currency derivatives:
Carrying amount, Inflows	0		0
Inflows	1		8
Carrying amount, Outflows	(4)		(17)
Outflows	(5)		(25)
Liquidity risk | Less than one year
Non-derivative financial liabilities
Trade and other payables	(839)		(1,015)
Lease liabilities	(105)
Borrowings, including interest	(4,043)		(1,087)
Non-derivative financial liabilities	(4,987)		(2,102)
Commodity and foreign currency derivatives:
Derivative financial assets (liabilities)	(4)		(17)
Total	(4,991)		(2,119)
Liquidity risk | Less than one year | Commodity and foreign currency derivatives:
Commodity and foreign currency derivatives:
Inflows	1		8
Outflows	(5)		(25)
Liquidity risk | One to three years
Non-derivative financial liabilities
Trade and other payables	0		0
Lease liabilities	(168)
Borrowings, including interest	(1,513)		(5,319)
Non-derivative financial liabilities	(1,681)		(5,319)
Commodity and foreign currency derivatives:
Derivative financial assets (liabilities)	0		0
Total	(1,681)		(5,319)
Liquidity risk | One to three years | Commodity and foreign currency derivatives:
Commodity and foreign currency derivatives:
Inflows	0		0
Outflows	0		0
Liquidity risk | Three to five years
Non-derivative financial liabilities
Trade and other payables	0		0
Lease liabilities	(102)
Borrowings, including interest	(6,031)		(5,556)
Non-derivative financial liabilities	(6,133)		(5,556)
Commodity and foreign currency derivatives:
Derivative financial assets (liabilities)	0		0
Total	(6,133)		(5,556)
Liquidity risk | Three to five years | Commodity and foreign currency derivatives:
Commodity and foreign currency derivatives:
Inflows	0		0
Outflows	0		0
Liquidity risk | Greater than five years
Non-derivative financial liabilities
Trade and other payables	0		0
Lease liabilities	(78)
Borrowings, including interest	(540)		(1,444)
Non-derivative financial liabilities	(618)		(1,444)
Commodity and foreign currency derivatives:
Derivative financial assets (liabilities)	0		0
Total	(618)		(1,444)
Liquidity risk | Greater than five years | Commodity and foreign currency derivatives:
Commodity and foreign currency derivatives:
Inflows	0		0
Outflows	$ 0		$ 0